Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	May 31, 2020	Oct. 31, 2019
Debt interest percentage	8.30%	8.30%				10.90%
Derivative liabilities conversion features	$ 293,000	$ 293,000			$ 400,139		$ 565,195
Private placement costs	17,000	279,000			238,395
Unamortized discount	479,000	479,000			225,000
Convertible Notes Payable [Member]
Convertible note outstanding					$ 282,000
Debt interest percentage					12.00%
Convertible Notes Payable One [Member]
Convertible note outstanding	$ 453,000	$ 453,000
Debt interest percentage	22.00%	22.00%
Debt instrument maturity date		Feb. 28, 2021
Unsecured convertible promissory note	$ 153,000	$ 153,000
Derivative liabilities conversion features	462,000	462,000
Debt discount		183,000
Private placement costs		279,000
Unamortized discount	$ 380,000	380,000
Amortization of debt discount		$ 479,000
Convertible Notes Payable One [Member] | Minimum [Member]
Debt conversion price percentage		39.00%
Convertible Notes Payable One [Member] | Maximum [Member]
Debt conversion price percentage		50.00%
Convertible Notes Payable Two [Member]
Debt interest percentage	10.00%	10.00%
Debt instrument maturity date		Dec. 31, 2020
Unsecured convertible promissory note	$ 30,000	$ 30,000
Debt discount		$ 451,000
Convertible Note Two [Member]
Convertible note outstanding					$ 282,000
Debt discount					355,000
Unamortized discount					225,000
Amortization of debt discount					$ 185,330